UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Emerging Markets Core Fund

Annual Report

August 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report August 31, 2017

Parametric Emerging Markets Core Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	28

Federal Tax Information	29

Board of Trustees’ Contract Approval	30

Management and Organization	34

Important Notices	37

Parametric Emerging Markets Core Fund

August 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended August 31, 2017, emerging market equities were generally characterized by dramatic volatility, fed by country-specific themes such as political unrest, fiscal challenges and unstable currency values.

The 12-month period started with investors uncertain about emerging markets, with numerous changes in sentiment over the latter half of 2016. Initially, optimism was fostered by China’s rebound from earlier in the year, and Brazil’s continued rally amid signs that the country’s three-year-long recession was coming to an end. However, the tide turned after the U.S. elections in November, as many worried that a Trump administration could result in global trade restrictions. Accordingly, the end of 2016 saw the emerging markets asset class swoon, with China and other large export-driven economies seeing a marked decline as investors grew increasingly concerned about their prospects.

However, 2017 saw emerging market equities stage a sharp rally, with eight consecutive months of positive benchmark returns. Investors were initially drawn to the asset class based on its attractive valuation versus U.S. equities, as well as signs that the Trump trade policy was not as draconian as feared. Moreover, the rally drew strength from the growing consensus that global growth was back on track and should allow for a prolonged period of expansion in emerging market economies. At the country level, Poland advanced over 50%, as equity markets rallied in response to the economic expansion across the eurozone. Chinese equities rose on data showing continued strength across the economy, while the tech-heavy markets of Korea and Taiwan benefited from the global rally in information technology stocks.

Fund Performance

For the 12-month period ended August 31, 2017, Parametric Emerging Markets Core Fund (the Fund) had a total return of 20.89% for Investor Class shares at net asset value (NAV), underperforming the Fund’s benchmark, the MSCI Emerging Markets Index (the Index),2 which had a total return of 24.53% for the same period.

Among the largest detractors from relative performance was the Fund’s underweight position in China, where the equity market outperformed the broader Index due to accelerating growth across its economy. In addition, an overweight to the Philippines hurt relative performance, as markets suffered due to an exodus of foreign investors in reaction to the increasingly strident anti-U.S. proclamations of President Duarte. The Fund’s overweight to Pakistan also weighed on relative results, as the country’s equity markets declined sharply over the period amid worries of a currency devaluation and a Supreme Court decision to oust Prime Minister Sharif.

Among the largest contributors to relative performance was the Fund’s overweight position in Poland, where equity markets soared as the country’s GDP growth trajectory of 3% was perceived to be back on track due to growing domestic consumption and initial signs of recovery in the eurozone. An overweight to Greece also lifted performance relative to the Index. Greek stocks advanced as investors cheered a debt deal between the Greek government and eurozone authorities. The Fund’s out-of-benchmark position in Kuwait also contributed to relative results, as the country’s equity markets benefitted from a surge in oil prices in late 2016 and early 2017.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Emerging Markets Core Fund

August 31, 2017

Performance2,3

Portfolio Managers Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Investor Class at NAV	09/25/2013	09/25/2013	20.89%	—	2.84%
Institutional Class at NAV	09/25/2013	09/25/2013	21.29	—	3.10
MSCI Emerging Markets Index	—	—	24.53%	5.29%	4.41%

% Total Annual Operating Expense Ratios[4]				Investor Class	Institutional Class
Gross				3.29%	3.04%
Net				1.15	0.90

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Institutional Class	$50,000	09/25/2013	$56,388	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric Emerging Markets Core Fund

August 31, 2017

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Samsung Electronics Co., Ltd.	1.8%

Naspers, Ltd., Class N	1.5

Tencent Holdings, Ltd.	1.3

America Movil SAB de CV, Series L ADR	1.1

Sberbank of Russia PJSC ADR	1.0

China Mobile, Ltd.	0.9

Reliance Industries, Ltd. GDR	0.8

Taiwan Semiconductor Manufacturing Co., Ltd.	0.7

Magnit PJSC	0.7

Vale SA, PFC Shares	0.7

Total	10.5%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

4

Parametric Emerging Markets Core Fund

August 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 12/31/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders
On October 17, 2017, the Fund’s Trustees approved a Plan of Liquidation and Termination for the Fund. On November 30, 2017, the Fund expects to discontinue sales of its shares to new investors, with limited exceptions. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about December 15, 2017.

5

Parametric Emerging Markets Core Fund

August 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 – August 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period* (3/1/17 – 8/31/17)		Annualized Expense Ratio
Actual
Investor Class	$1,000.00	$1,149.80	$6.23	**	1.15%
Institutional Class	$1,000.00	$1,150.70	$4.88	**	0.90%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,019.40	$5.85	**	1.15%
Institutional Class	$1,000.00	$1,020.70	$4.58	**	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2017.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Parametric Emerging Markets Core Fund

August 31, 2017

Portfolio of Investments

Common Stocks — 99.5%

Security	Shares	Value

Brazil — 6.5%
Alpargatas SA, PFC Shares	3,400	$14,905
AMBEV SA ADR	5,500	34,430
B3 SA - Brasil Bolsa Balcao(1)	1,569	11,025
Banco Bradesco SA, PFC Shares	2,182	23,272
Banco do Brasil SA	600	5,852
BB Seguridade Participacoes SA	700	6,164
BR Malls Participacoes SA	1,046	4,519
BR Properties SA	279	974
BRF SA ADR(1)	1,100	14,784
CCR SA	3,400	18,859
Centrais Eletricas Brasileiras SA ADR(1)	1,200	6,732
Cia de Saneamento Basico do Estado de Sao Paulo	900	9,192
Cia de Saneamento de Minas Gerais-COPASA	287	3,931
Cia Energetica de Minas Gerais SA, PFC Shares	3,030	8,066
Cia Energetica de Sao Paulo, Class B, PFC Shares	1,600	7,487
Cia Hering	1,000	8,577
Cia Paranaense de Energia-Copel ADR	400	3,648
Cia Siderurgica Nacional SA(1)	1,200	3,313
Cielo SA	7,291	51,952
Cosan SA Industria e Comercio	300	3,678
CPFL Energia SA ADR	931	15,967
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,900	7,955
EDP-Energias do Brasil SA	1,000	4,841
Embraer SA	2,900	16,518
Engie Brasil Energia SA	500	5,734
Equatorial Energia SA	500	9,708
Estacio Participacoes SA	900	7,379
Fibria Celulose SA ADR	400	5,264
Gerdau SA, PFC Shares	1,300	4,894
Iochpe Maxion SA	400	2,567
Itau Unibanco Holding SA, PFC Shares	1,752	22,458
Itausa-Investimentos Itau SA, PFC Shares	3,319	10,755
JBS SA	1,700	4,682
Klabin SA, PFC Shares	4,500	4,403
Kroton Educacional SA	2,888	16,487
Localiza Rent a Car SA	735	13,905
Lojas Americanas SA, PFC Shares	1,590	8,976
Lojas Renner SA	1,980	19,247
M Dias Branco SA	300	4,679
Marcopolo SA, PFC Shares	7,400	9,145
Metalurgica Gerdau SA, PFC Shares(1)	3,700	6,653
MRV Engenharia e Participacoes SA	1,400	6,000
Multiplan Empreendimentos Imobiliarios SA(1)	300	6,966
Natura Cosmeticos SA	300	2,811

Security	Shares	Value

Brazil (continued)
Odontoprev SA	2,500	$11,770
Oi SA ADR(1)	3,960	4,514
Petroleo Brasileiro SA, PFC Shares(1)	9,800	42,496
Qualicorp SA	1,800	19,928
Raia Drogasil SA	400	8,812
Rumo SA(1)	3,731	12,244
Suzano Papel e Celulose SA, Class A, PFC Shares	1,800	10,007
Telefonica Brasil SA, PFC Shares	2,910	45,150
TIM Participacoes SA	6,900	24,725
Totvs SA	1,100	10,854
Ultrapar Participacoes SA	700	16,333
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares(1)	3,800	8,317
Vale SA, PFC Shares	7,600	78,635
Weg SA	2,820	18,329

		$771,468

Chile — 3.6%
AES Gener SA	17,883	$6,292
Aguas Andinas SA, Series A	13,740	8,827
AntarChile SA	1,700	25,015
Banco de Chile ADR	261	22,843
Banco de Credito e Inversiones	231	15,105
Banco Santander Chile ADR	800	23,400
Cap SA	380	4,492
Cencosud SA	3,560	10,746
Cia Cervecerias Unidas SA ADR	200	5,480
Colbun SA	36,400	8,838
Embotelladora Andina SA, Series A ADR	300	7,209
Embotelladora Andina SA, Series B ADR	180	5,081
Empresa Nacional de Telecomunicaciones SA	2,697	28,384
Empresas CMPC SA	5,960	15,681
Empresas COPEC SA	3,510	44,728
Enel Americas SA ADR	1,720	18,473
Enel Chile SA ADR	1,720	10,079
Enel Generacion Chile SA ADR	350	8,817
Itau CorpBanca ADR	1,250	18,187
Latam Airlines Group SA ADR	1,037	13,066
Parque Arauco SA	4,808	13,227
Quinenco SA	3,270	9,676
S.A.C.I. Falabella	5,230	52,699
Sigdo Koppers SA	4,680	8,271
Sociedad Quimica y Minera de Chile SA ADR	540	25,342
Sonda SA	4,030	7,446
Vina Concha y Toro SA ADR	200	6,753

		$424,157

7	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

China — 13.6%
AAC Technologies Holdings, Inc.	1,000	$18,300
Agricultural Bank of China, Ltd., Class H	22,000	10,379
Air China, Ltd., Class H	8,000	7,136
Aisino Corp.	1,500	4,492
Aluminum Corp. of China, Ltd., Class H(1)	14,000	10,418
Anhui Conch Cement Co., Ltd., Class H	5,000	18,710
Baidu, Inc. ADR(1)	200	45,610
Bank of China, Ltd., Class H	19,000	10,041
Bank of Communications, Ltd., Class H	7,000	5,364
BBMG Corp., Class H	14,000	7,225
Beijing Enterprises Holdings, Ltd.	500	2,798
Beijing Enterprises Water Group, Ltd.	14,000	11,926
Beijing Originwater Technology Co., Ltd., Class A	1,700	4,886
Brilliance China Automotive Holdings, Ltd.	12,000	31,110
BYD Co., Ltd., Class H	1,000	5,967
CGN Power Co., Ltd., Class H(2)	33,000	9,125
China Bluechemical, Ltd., Class H	8,000	2,469
China Cinda Asset Management Co., Ltd., Class H	11,000	4,100
China CITIC Bank Corp., Ltd., Class H	9,000	5,957
China Coal Energy Co., Ltd., Class H	8,000	4,038
China Communications Construction Co., Ltd., Class H	7,000	9,341
China Communications Services Corp., Ltd., Class H	8,000	4,342
China Construction Bank Corp., Class H	23,000	20,236
China Everbright International, Ltd.	6,000	7,941
China Evergrande Group(1)	12,000	36,342
China Gas Holdings, Ltd.	10,000	25,294
China Hongqiao Group, Ltd.(1)(3)	9,000	4,054
China Life Insurance Co., Ltd., Class H	2,000	6,440
China Longyuan Power Group Corp., Ltd., Class H	5,000	3,755
China Medical System Holdings, Ltd.	4,000	7,384
China Mengniu Dairy Co., Ltd.	8,000	18,721
China Merchants Bank Co., Ltd., Class H	4,000	15,122
China Merchants Port Holdings Co., Ltd.	2,000	6,552
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	1,800	5,179
China Minsheng Banking Corp., Ltd., Class H	6,000	5,996
China Mobile, Ltd.	10,500	111,434
China National Building Material Co., Ltd., Class H	6,000	3,780
China Northern Rare Earth Group High-Tech Co., Ltd.	2,420	6,643
China Oilfield Services, Ltd., Class H	2,000	1,646
China Overseas Land & Investment, Ltd.	8,000	28,058
China Pacific Insurance (Group) Co., Ltd., Class H	1,800	8,510
China Petroleum & Chemical Corp., Class H	50,000	38,276
China Railway Construction Corp., Ltd., Class H	4,500	5,916
China Railway Group, Ltd., Class H	9,000	7,216
China Resources Beer Holdings Co., Ltd.	6,000	15,068

Security	Shares	Value

China (continued)
China Resources Gas Group, Ltd.	2,000	$7,066
China Resources Land, Ltd.	4,444	13,932
China Resources Power Holdings Co., Ltd.	4,000	7,356
China Shenhua Energy Co., Ltd., Class H	4,500	11,622
China Shipbuilding Industry Co., Ltd.(1)(3)	4,400	3,314
China State Construction Engineering Corp., Ltd.	3,500	5,304
China State Construction International Holdings, Ltd.	4,000	5,806
China Telecom Corp., Ltd., Class H	26,000	13,390
China Unicom (Hong Kong), Ltd.(1)	8,000	11,622
China United Network Communications, Ltd.(1)	5,800	7,071
China Vanke Co., Ltd., Class H	2,600	7,804
China Yangtze Power Co., Ltd.	2,500	5,683
CITIC, Ltd.	4,000	6,154
CNOOC, Ltd.	25,000	30,176
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	11,500	7,302
COSCO SHIPPING Ports, Ltd.	4,000	4,735
Country Garden Holdings Co., Ltd.	19,000	25,308
CSPC Pharmaceutical Group, Ltd.	8,000	12,501
Ctrip.com International, Ltd. ADR(1)	400	20,580
Datang International Power Generation Co., Ltd., Class H(1)	10,000	3,289
Dongfeng Motor Group Co., Ltd., Class H	6,000	7,804
Fullshare Holdings, Ltd.	17,500	6,980
GCL-Poly Energy Holdings, Ltd.(1)	18,000	2,029
GD Power Development Co., Ltd.(3)	10,100	4,409
Geely Automobile Holdings, Ltd.	10,000	24,667
Great Wall Motor Co., Ltd., Class H	6,000	7,552
Gree Electric Appliances, Inc. of Zhuhai, Class A	900	5,279
Guangdong Investment, Ltd.	6,000	8,873
Guangzhou Automobile Group Co., Ltd., Class H	6,000	11,858
Haier Electronics Group Co., Ltd.	3,000	7,995
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	1,100	5,373
Hengan International Group Co., Ltd.	2,500	20,925
Huadian Power International Corp., Ltd., Class H	22,000	9,037
Huaneng Power International, Inc., Class H	28,000	18,316
Industrial & Commercial Bank of China, Ltd., Class H	23,000	17,284
Inner Mongolia Yili Industrial Group Co., Ltd.	1,800	6,366
Jiangsu Expressway Co., Ltd., Class H	4,000	6,140
Jiangsu Hengrui Medicine Co., Ltd.	1,080	8,863
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	400	5,423
Jiangxi Copper Co., Ltd., Class H	6,000	10,445
Kingboard Chemical Holdings, Ltd.	2,500	13,666
Kunlun Energy Co., Ltd.	4,000	3,882
Kweichow Moutai Co., Ltd.	100	7,448
Lee & Man Paper Manufacturing, Ltd.	8,000	9,348
Lenovo Group, Ltd.	6,000	3,290
Longfor Properties Co., Ltd.	3,500	8,421

8	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
Midea Group Co., Ltd., Class A	900	$5,600
NetEase, Inc. ADR	100	27,584
New Oriental Education & Technology Group, Inc. ADR(1)	290	23,708
Nine Dragons Paper Holdings, Ltd.	7,000	11,709
Offshore Oil Engineering Co., Ltd.	4,400	4,273
PetroChina Co., Ltd., Class H	40,000	25,630
PICC Property & Casualty Co., Ltd., Class H	4,000	7,536
Ping An Bank Co., Ltd., Class A	3,600	6,158
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,000	7,965
Poly Real Estate Group Co., Ltd.	4,200	6,569
SAIC Motor Corp., Ltd.	1,300	5,870
Sanan Optoelectronics Co., Ltd.	2,600	7,730
Semiconductor Manufacturing International Corp.(1)	6,000	5,656
Shandong Gold Mining Co., Ltd.	900	4,461
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,000	9,577
Shanghai Fosun Pharmaceutical Group Co., Ltd.	3,000	11,295
Shanghai Industrial Holdings, Ltd.	2,000	6,097
Shanghai Oriental Pearl Group Co., Ltd.	1,400	4,482
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	4,100	10,091
Shanghai Pudong Development Bank Co., Ltd.	2,588	4,990
Shimao Property Holdings, Ltd.	2,000	4,136
Sihuan Pharmaceutical Holdings Group, Ltd.	14,000	5,395
SINA Corp.(1)	100	10,183
Sino Biopharmaceutical, Ltd.	19,000	16,707
Sino-Ocean Group Holding, Ltd.	8,500	5,878
Sinopec Shanghai Petrochemical Co., Ltd., Class H	21,000	13,109
Sinopharm Group Co., Ltd., Class H	5,200	23,541
Sohu.com, Inc.(1)	100	5,334
Sun Art Retail Group, Ltd.	4,500	4,144
Sunac China Holdings, Ltd.	5,000	15,043
Tencent Holdings, Ltd.	3,600	151,487
Tianqi Lithium Corp., Class A	500	5,300
Tingyi (Cayman Islands) Holding Corp.	4,000	5,332
Tsingtao Brewery Co., Ltd., Class H	1,000	4,156
Want Want China Holdings, Ltd.	20,000	13,245
Weibo Corp. ADR(1)	20	2,022
Weichai Power Co., Ltd., Class H	4,000	4,131
WH Group, Ltd.(2)	17,000	17,818
Wuliangye Yibin Co., Ltd., Class A	600	5,050
Xinyi Glass Holdings, Ltd.	6,000	5,990
Yangzijiang Shipbuilding Holdings, Ltd.	7,000	7,737
Yanzhou Coal Mining Co., Ltd., Class H	4,000	4,029
Yunnan Baiyao Group Co., Ltd., Class A	400	5,278
Zhejiang Expressway Co., Ltd., Class H	6,000	7,510
Zijin Mining Group Co., Ltd., Class H	20,000	7,343

		$1,621,864

Security	Shares	Value

Colombia — 1.7%
Almacenes Exito SA	1,060	$5,521
Avianca Holdings SA, PFC Shares	8,314	7,921
Banco de Bogota SA	340	7,952
Bancolombia SA	1,001	11,200
Bancolombia SA ADR, PFC Shares	340	15,439
Cementos Argos SA	1,910	7,745
Cemex Latam Holdings SA(1)	2,933	11,138
Corporacion Financiera Colombiana SA	531	5,182
Ecopetrol SA ADR	2,860	26,341
Empresa de Energia de Bogota SA	12,100	8,000
Grupo Argos SA	2,148	15,280
Grupo Aval Acciones y Valores SA	15,110	6,712
Grupo Aval Acciones y Valores SA, PFC Shares	14,800	6,624
Grupo de Inversiones Suramericana SA	540	7,598
Grupo Nutresa SA	2,220	20,429
Interconexion Electrica SA	8,220	37,236

		$200,318

Czech Republic — 0.9%
CEZ AS	1,842	$34,959
Komercni Banka AS	980	43,184
Pegas Nonwovens SA	400	18,351
Unipetrol AS	1,100	14,727

		$111,221

Egypt — 0.8%
Commercial International Bank Egypt SAE	5,300	$25,254
Eastern Tobacco	700	11,500
Egyptian Financial Group-Hermes Holding Co.	3,700	4,321
ElSewedy Electric Co.	1,300	6,497
Ezz Steel(1)	7,139	6,757
Global Telecom Holding SAE(1)	25,093	9,861
Juhayna Food Industries(1)	11,399	4,649
Medinet Nasr Housing	10,630	5,901
Oriental Weavers Co.	6,200	6,429
Talaat Moustafa Group	16,900	7,401
Telecom Egypt	7,836	5,632

		$94,202

Greece — 1.9%
Aegean Airlines SA	769	$7,291
Alpha Bank AE(1)	2,958	7,504
Athens Water Supply & Sewage Co. SA	901	6,485
Costamare, Inc.	500	3,135
Diana Shipping, Inc.(1)	1,630	6,471

9	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Greece (continued)
Ellaktor SA(1)	2,996	$5,736
Eurobank Ergasias SA(1)	7,607	8,210
GasLog, Ltd.	200	3,360
Hellenic Exchanges - Athens Stock Exchange SA	1,170	7,111
Hellenic Petroleum SA	1,050	9,520
Hellenic Telecommunications Organization SA	2,050	26,113
Holding Co. ADMIE IPTO SA(1)	2,630	6,512
JUMBO SA	1,035	17,255
Motor Oil (Hellas) Corinth Refineries SA	972	21,861
Mytilineos Holdings SA(1)	1,510	15,427
National Bank of Greece SA(1)	31,854	12,909
OPAP SA	1,233	13,778
Public Power Corp. SA(1)	2,630	7,046
Sarantis SA	600	8,572
Titan Cement Co. SA	890	25,250
Tsakos Energy Navigation, Ltd.	1,100	4,950

		$224,496

Hungary — 1.0%
Magyar Telekom Telecommunications PLC	5,560	$10,567
MOL Hungarian Oil & Gas Rt.	400	37,110
OTP Bank PLC	970	39,466
Richter Gedeon Nyrt.	1,210	31,506

		$118,649

India — 6.5%
Axis Bank, Ltd. GDR(4)	966	$37,239
Dr. Reddy’s Laboratories, Ltd. ADR	2,100	67,599
ICICI Bank, Ltd. ADR	4,667	43,730
Infosys, Ltd. ADR	4,790	71,850
Larsen & Toubro, Ltd. GDR(4)	2,543	45,011
Larsen & Toubro, Ltd. GDR(4)	2,284	40,510
Mahindra & Mahindra, Ltd. GDR	1,470	30,743
Mahindra & Mahindra, Ltd. GDR	224	4,670
MakeMyTrip, Ltd.(1)	786	26,803
Reliance Industries, Ltd. GDR(2)	1,933	95,786
Reliance Industries, Ltd. GDR(2)	782	38,670
State Bank of India GDR(4)	771	33,416
Tata Motors, Ltd. ADR(1)	952	28,427
Tata Steel, Ltd. GDR(4)	3,667	36,191
Tata Steel, Ltd. GDR(4)	3,122	30,814
Vedanta, Ltd. ADR	2,931	57,448
Videocon d2h, Ltd. ADR(1)	2,700	24,948
Wipro, Ltd. ADR	5,336	31,696
WNS Holdings, Ltd. ADR(1)	819	28,665

		$774,216

Security	Shares	Value

Indonesia — 3.3%
Adaro Energy Tbk PT	189,400	$25,978
AKR Corporindo Tbk PT	14,000	7,115
Aneka Tambang Persero Tbk PT(1)	40,500	2,250
Astra International Tbk PT	51,000	30,148
Bank Central Asia Tbk PT	14,700	20,882
Bank CIMB Niaga Tbk PT(1)	736	77
Bank Danamon Indonesia Tbk PT	14,000	5,730
Bank Mandiri Persero Tbk PT	23,500	23,118
Bank Negara Indonesia Persero Tbk PT	22,000	12,156
Bank Rakyat Indonesia Persero Tbk PT	12,700	14,438
Bumi Resources Tbk PT(1)	116,500	1,996
Bumi Serpong Damai Tbk PT	38,500	5,306
Charoen Pokphand Indonesia Tbk PT	23,500	4,885
Global Mediacom Tbk PT	29,500	1,080
Gudang Garam Tbk PT	1,500	7,788
Indo Tambangraya Megah Tbk PT	2,000	2,919
Indocement Tunggal Prakarsa Tbk PT	7,000	10,402
Indofood CBP Sukses Makmur Tbk PT	11,000	7,202
Indofood Sukses Makmur Tbk PT	14,500	9,120
Jasa Marga (Persero) Tbk PT	10,673	4,659
Kalbe Farma Tbk PT	210,800	27,079
Lippo Karawaci Tbk PT	62,500	3,680
Medco Energi Internasional Tbk PT(1)	21,000	5,199
Media Nusantara Citra Tbk PT	19,000	2,123
Mitra Keluarga Karyasehat Tbk PT	26,800	4,568
MNC Investama Tbk PT(1)	214,500	1,592
Pembangunan Perumahan Persero Tbk PT	50,556	10,667
Perusahaan Gas Negara Persero Tbk PT	39,500	6,286
Semen Indonesia Persero Tbk PT	15,500	12,191
Sugih Energy Tbk PT(1)(3)	194,200	582
Summarecon Agung Tbk PT	62,500	4,907
Surya Semesta Internusa Tbk PT	78,000	3,894
Tambang Batubara Bukit Asam Tbk PT	5,000	4,646
Telekomunikasi Indonesia Persero Tbk PT	168,500	59,440
Tower Bersama Infrastructure Tbk PT	10,000	4,820
Unilever Indonesia Tbk PT	3,500	13,269
United Tractors Tbk PT	9,000	20,459
Vale Indonesia Tbk PT(1)	22,500	5,009
Wijaya Karya Persero Tbk PT	30,000	4,472
XL Axiata Tbk PT(1)	13,500	3,645

		$395,777

Kuwait — 1.6%
Agility Public Warehousing Co. KSC	8,561	$24,810
Commercial Real Estate Co. KSCC	16,000	5,111
Gulf Bank	16,537	13,159

10	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Kuwait (continued)
Gulf National Holding Co.(1)(3)	3,323	$0
Jazeera Airways Co. KSC	3,859	7,273
Kuwait Finance House KSCP	10,528	20,613
Mabanee Co. SAKC	6,654	17,448
Mobile Telecommunications Co.	17,436	28,776
National Bank of Kuwait SAK	10,098	24,783
National Industries Group Holding SAK(1)	14,099	6,620
Qurain Petrochemical Industries Co. KSC	25,000	29,028
Salhia Real Estate Co. KSCP	4,000	4,896
VIVA Kuwait Telecom Co.	1,924	5,111

		$187,628

Malaysia — 3.3%
AMMB Holdings Bhd	2,300	$2,312
Astro Malaysia Holdings Bhd	5,400	3,392
Axiata Group Bhd	6,900	7,989
Batu Kawan Bhd	1,500	6,636
Berjaya Sports Toto Bhd	3,915	2,063
British American Tobacco Malaysia Bhd	400	4,142
Bumi Armada Bhd(1)	35,450	6,133
CIMB Group Holdings Bhd	4,700	7,809
Dialog Group Bhd	17,336	8,337
Digi.com Bhd	8,900	10,096
Felda Global Ventures Holdings Bhd	3,700	1,347
Gamuda Bhd	3,100	3,879
Genting Bhd	6,900	15,722
Genting Malaysia Bhd	11,200	15,451
HAP Seng Consolidated Bhd	1,800	3,838
Hong Leong Bank Bhd	1,100	3,982
Hong Leong Financial Group Bhd	1,100	4,360
IGB Real Estate Investment Trust	15,400	6,207
IHH Healthcare Bhd	15,700	21,978
IJM Corp. Bhd	10,200	7,982
IOI Corp. Bhd	11,600	12,360
IOI Properties Group Bhd	15,799	7,374
KLCCP Stapled Group	2,500	4,572
Kuala Lumpur Kepong Bhd	1,800	10,347
Lafarge Malaysia Bhd	2,700	3,429
Magnum Bhd	4,900	2,181
Malayan Banking Bhd	2,400	5,322
Maxis Bhd	3,300	4,470
MISC Bhd	3,100	5,411
My EG Services Bhd	33,600	16,731
Parkson Holdings Bhd(1)	5,513	667
Petronas Chemicals Group Bhd	14,000	23,479
Petronas Dagangan Bhd	2,200	12,578

Security	Shares	Value

Malaysia (continued)
Petronas Gas Bhd	1,900	$8,209
PPB Group Bhd	1,100	4,301
Public Bank Bhd	2,900	13,994
RHB Bank Bhd	2,608	3,089
Sapura Energy Bhd	32,400	10,543
Silverlake Axis, Ltd.	19,000	8,492
Sime Darby Bhd	4,400	9,276
Sunway Bhd	11,110	11,304
Telekom Malaysia Bhd	5,700	8,587
Tenaga Nasional Bhd	5,900	19,751
Top Glove Corp. Bhd	5,200	6,846
UEM Sunrise Bhd(1)	24,400	6,589
UMW Holdings Bhd(1)	1,300	1,855
UMW Oil & Gas Corp. Bhd(1)	1,340	96
Unisem (M) Bhd	11,300	10,884
Yinson Holdings Bhd	7,700	6,566
YTL Corp. Bhd	10,500	3,521
YTL Power International Bhd	9,555	3,157

		$389,636

Mexico — 7.4%
Alfa SAB de CV, Series A	21,217	$29,667
Alsea SAB de CV	3,900	14,178
America Movil SAB de CV, Series L ADR	6,700	125,156
Arca Continental SAB de CV	2,500	18,245
Bolsa Mexicana de Valores SAB de CV	3,200	5,520
Cemex SAB de CV ADR(1)	6,023	56,074
Coca-Cola Femsa SAB de CV ADR	140	11,456
Concentradora Fibra Danhos SA de CV	9,600	17,010
Concentradora Hipotecaria SAPI de CV	4,600	5,699
Corp. Inmobiliaria Vesta SAB de CV	5,300	7,787
El Puerto de Liverpool SAB de CV	1,270	11,308
Fibra Uno Administracion SA de CV	24,700	43,959
Fomento Economico Mexicano SAB de CV ADR	500	50,030
Gentera SAB de CV	4,100	6,315
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,000	33,144
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,290	26,262
Grupo Bimbo SAB de CV, Series A	6,800	16,449
Grupo Carso SAB de CV, Series A1	2,700	10,882
Grupo Elektra SAB de CV	260	11,314
Grupo Financiero Banorte SAB de CV, Class O	10,600	72,330
Grupo Financiero Inbursa SAB de CV, Class O	10,400	17,421
Grupo Financiero Santander Mexico SAB de CV, Class B	8,000	16,430
Grupo Mexico SAB de CV, Series B	10,400	34,319
Grupo Televisa SAB ADR	2,900	74,907

11	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Mexico (continued)
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	4,800	$9,155
Industrias Penoles SAB de CV	590	15,349
Infraestructura Energetica Nova SAB de CV	4,200	22,901
Kimberly-Clark de Mexico SAB de CV, Class A	5,100	10,023
Macquarie Mexico Real Estate Management SA de CV	7,900	10,587
Mexichem SAB de CV	4,203	11,190
Minera Frisco SAB de CV(1)	3,600	2,477
Nemak SAB de CV(2)	9,400	7,912
PLA Administradora Industrial S de RL de CV(1)	5,900	10,055
Prologis Property Mexico SA de CV	3,500	7,137
Promotora y Operadora de Infraestructura SAB de CV	1,500	16,392
Wal-Mart de Mexico SAB de CV, Series V	18,600	45,254

		$884,294

Pakistan — 1.2%
Bank AL Habib, Ltd.	12,000	$6,322
Engro Corp., Ltd.	3,000	8,063
Engro Foods, Ltd.	3,100	2,538
Fauji Fertilizer Co., Ltd.	8,400	5,654
Ferozsons Laboratories, Ltd.	600	1,732
Habib Bank, Ltd.	5,800	9,795
Honda Atlas Cars Pakistan, Ltd.	750	3,923
Hub Power Co., Ltd.	13,500	14,442
Indus Motor Co., Ltd.	300	4,855
K-Electric, Ltd.(1)	66,000	3,816
Kot Addu Power Co., Ltd.	7,500	5,197
Lucky Cement, Ltd.	2,000	11,355
MCB Bank, Ltd.	6,000	11,031
Millat Tractors, Ltd.	450	4,998
Nishat Mills, Ltd.	4,500	6,117
Oil & Gas Development Co., Ltd.	8,500	11,395
Pak Elektron, Ltd.	6,500	4,542
Pak Suzuki Motor Co., Ltd.	750	3,214
Pakistan Petroleum, Ltd.	4,500	7,059
Pakistan State Oil Co., Ltd.	1,800	7,188
Pakistan Telecommunication Co., Ltd.	34,500	4,555
Searle Co., Ltd. (The)	1,984	7,445

		$145,236

Peru — 1.7%
Alicorp SAA	11,251	$30,389
Cia de Minas Buenaventura SA ADR	1,677	22,522
Credicorp, Ltd.	365	74,037
Ferreycorp SAA	13,414	7,950

Security	Shares	Value

Peru (continued)
Grana y Montero SAA(1)	5,300	$3,730
Intercorp Financial Services, Inc.	220	7,700
Southern Copper Corp.	1,275	51,893
Volcan Cia Minera SAA, Class B	17,440	5,007

		$203,228

Philippines — 3.2%
Aboitiz Equity Ventures, Inc.	8,900	$12,948
Aboitiz Power Corp.	16,600	12,823
ABS-CBN Holdings Corp.	5,000	3,908
Alliance Global Group, Inc.	16,900	4,591
Ayala Corp.	710	12,782
Ayala Land, Inc.	16,000	13,145
Bank of the Philippine Islands	4,747	9,828
BDO Unibank, Inc.	6,471	16,098
Bloomberry Resorts Corp.(1)	36,500	7,999
CEMEX Holdings Philippines, Inc.(1)(2)	36,600	4,292
Cosco Capital, Inc.	33,300	5,104
D&L Industries, Inc.	58,400	11,807
Emperador, Inc.	20,800	2,854
Energy Development Corp.	66,300	8,791
First Gen Corp.	8,400	2,763
Globe Telecom, Inc.	260	10,164
GT Capital Holdings, Inc.	230	5,027
International Container Terminal Services, Inc.	4,940	10,096
JG Summit Holdings, Inc.	11,440	16,055
Jollibee Foods Corp.	3,780	17,618
LT Group, Inc.	17,100	5,924
Manila Electric Co.	2,270	12,021
Manila Water Co.	7,700	4,663
Megaworld Corp.	42,400	4,098
Melco Resorts And Entertainment (Philippines) Corp.(1)	23,000	3,999
Metro Pacific Investments Corp.	64,900	8,062
Metropolitan Bank & Trust Co.	5,781	9,898
Petron Corp.	33,700	6,457
PLDT, Inc.	890	30,118
Puregold Price Club, Inc.	10,600	9,955
Robinsons Land Corp.	9,100	4,128
Robinsons Retail Holdings, Inc.	4,660	8,269
Semirara Mining & Power Corp.	5,250	17,811
SM Investments Corp.	1,200	19,009
SM Prime Holdings, Inc.	38,500	25,134
Travellers International Hotel Group, Inc.	27,500	1,833
Universal Robina Corp.	6,350	18,156

		$378,228

12	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Poland — 3.8%
Alior Bank SA(1)	348	$6,439
AmRest Holdings SE(1)	88	8,809
Asseco Poland SA	1,570	19,946
Bank Pekao SA	530	19,039
Bank Zachodni WBK SA	146	15,137
Bioton SA(1)	1,668	2,689
Budimex SA	123	7,838
CCC SA	180	13,233
Ciech SA(1)	245	4,310
Cyfrowy Polsat SA	1,700	12,779
Enea SA	1,934	8,275
Energa SA(1)	1,332	5,101
Eurocash SA	1,060	11,636
Grupa Lotos SA(1)	393	6,492
ING Bank Slaski SA(1)	210	11,784
Jastrzebska Spolka Weglowa SA(1)	688	20,070
KGHM Polska Miedz SA	897	31,744
KRUK SA	110	10,518
LPP SA	10	24,494
mBank SA(1)	70	8,609
Orange Polska SA(1)	10,040	16,881
PGE SA	10,129	40,561
PKP Cargo SA(1)	622	11,133
Polski Koncern Naftowy ORLEN SA	1,260	41,684
Polskie Gornictwo Naftowe i Gazownictwo SA	5,950	11,394
Powszechna Kasa Oszczednosci Bank Polski SA(1)	3,370	34,674
Powszechny Zaklad Ubezpieczen SA	2,300	31,312
Synthos SA	3,160	4,235
Tauron Polska Energia SA(1)	10,610	11,666

		$452,482

Qatar — 1.2%
Barwa Real Estate Co.	775	$6,664
Doha Bank QPSC	1,370	11,233
Industries Qatar	490	12,139
Masraf Al Rayan QSC	2,100	21,759
Ooredoo QSC	560	13,349
Qatar Electricity & Water Co. QSC	528	26,618
Qatar Gas Transport Co., Ltd.	4,990	23,090
Qatar Islamic Bank	1,120	28,241
United Development Co. QSC	1,300	5,358

		$148,451

Russia — 6.1%
Alrosa PJSC	10,400	$14,477
Gazprom PJSC ADR	13,537	54,095

Security	Shares	Value

Russia (continued)
Globaltrans Investment PLC GDR(4)	780	$7,919
Inter RAO UES PJSC	196,000	13,081
Lukoil PJSC ADR	1,022	51,460
Magnit PJSC	430	80,440
Mail.ru Group, Ltd. GDR(1)(4)	660	19,566
MegaFon PJSC GDR(4)	1,200	11,874
MMC Norilsk Nickel PJSC ADR	1,990	33,373
MMC Norilsk Nickel PJSC ADR	690	11,585
Mobile TeleSystems PJSC	12,250	57,065
Novatek PJSC GDR(4)	178	18,831
Novolipetsk Steel PJSC GDR	440	10,462
Polymetal International PLC	980	11,199
Rosneft Oil Co. PJSC GDR(4)	2,470	12,857
RusHydro PJSC ADR	13,220	18,740
Sberbank of Russia PJSC ADR	8,342	114,207
Severstal PJSC GDR(4)	615	9,740
Sistema PJSC FC	20,540	4,122
Surgutneftegas OJSC ADR	2,614	11,969
Surgutneftegas OJSC, PFC Shares	19,130	9,448
Tatneft PJSC ADR	642	25,666
Transneft PJSC, PFC Shares	4	12,277
VEON, Ltd. ADR	1,300	5,486
VTB Bank PJSC GDR(4)	5,395	12,084
X5 Retail Group NV GDR(1)(4)	770	31,426
Yandex NV, Class A(1)	2,000	60,020

		$723,469

South Africa — 6.8%
AECI, Ltd.	410	$3,374
African Rainbow Minerals, Ltd.	1,915	16,216
Anglo American Platinum, Ltd.(1)	150	4,067
AngloGold Ashanti, Ltd.	920	9,315
Aspen Pharmacare Holdings, Ltd.	1,570	35,004
Assore, Ltd.	120	2,562
AVI, Ltd.	840	6,386
Barclays Africa Group, Ltd.	710	8,102
Barloworld, Ltd.	1,160	11,465
Bid Corp., Ltd.	1,270	28,867
Bidvest Group, Ltd. (The)	1,270	16,748
Coronation Fund Managers, Ltd.	730	3,955
DataTec, Ltd.	1,300	5,657
Discovery, Ltd.	820	9,500
Exxaro Resources, Ltd.	370	3,729
FirstRand, Ltd.	4,690	20,049
Fortress Income Fund, Ltd., Class A	1,635	2,205
Fortress Income Fund, Ltd., Class B	1,635	4,955

13	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)
Foschini Group, Ltd. (The)	460	$5,426
Gold Fields, Ltd.	1,860	8,306
Grindrod, Ltd.(1)	2,010	2,088
Growthpoint Properties, Ltd.	5,530	10,701
Hosken Consolidated Investments, Ltd.	500	5,113
Impala Platinum Holdings, Ltd.(1)	1,260	3,897
Imperial Holdings, Ltd.	400	6,424
Investec, Ltd.	760	5,794
Kumba Iron Ore, Ltd.	150	2,470
Life Healthcare Group Holdings, Ltd.	2,100	4,269
Massmart Holdings, Ltd.	280	2,619
MMI Holdings, Ltd.	2,370	3,793
Mondi, Ltd.	330	9,010
Mr Price Group, Ltd.	420	5,855
MTN Group, Ltd.	6,420	63,880
Murray & Roberts Holdings, Ltd.	2,770	3,247
Nampak, Ltd.(1)	1,560	2,270
Naspers, Ltd., Class N	780	176,693
Nedbank Group, Ltd.	390	6,593
Netcare, Ltd.	2,470	4,593
PPC, Ltd.(1)	1,620	707
Rand Merchant Investment Holdings, Ltd.	1,790	5,731
Redefine Properties, Ltd.	6,150	5,041
Remgro, Ltd.	860	14,379
Reunert, Ltd.	1,110	5,938
RMB Holdings, Ltd.	1,540	7,868
Sanlam, Ltd.	3,380	18,673
Sappi, Ltd.	1,216	8,180
Sasol, Ltd.	2,180	65,919
Shoprite Holdings, Ltd.	1,910	33,086
SPAR Group, Ltd. (The)	390	5,071
Standard Bank Group, Ltd.	2,250	28,999
Steinhoff International Holdings NV	3,060	14,758
Tiger Brands, Ltd.	950	29,448
Trencor, Ltd.	730	2,218
Truworths International, Ltd.	910	5,806
Vodacom Group, Ltd.	1,240	17,309
Wilson Bayly Holmes-Ovcon, Ltd.	480	5,130
Woolworths Holdings, Ltd.	1,220	5,570

		$805,028

South Korea — 7.6%
AMOREPACIFIC Corp.	100	$25,606
BNK Financial Group, Inc.	484	4,237
Celltrion, Inc.(1)	125	12,799
E-MART, Inc.	50	9,956

Security	Shares	Value

South Korea (continued)
GS Holdings Corp.	190	$11,928
Hana Financial Group, Inc.	470	20,440
Hanwha Chemical Corp.	360	11,332
Hanwha Corp.	150	6,553
Hyosung Corp.	80	11,278
Hyundai Construction Equipment Co., Ltd.(1)	2	596
Hyundai Electric & Energy System Co., Ltd.(1)	2	483
Hyundai Engineering & Construction Co., Ltd.	120	4,338
Hyundai Glovis Co., Ltd.	60	8,267
Hyundai Heavy Industries Co., Ltd.(1)	37	4,887
Hyundai Mobis Co., Ltd.	70	14,668
Hyundai Motor Co.	170	21,227
Hyundai Robotics Co., Ltd.(1)	7	2,752
Hyundai Steel Co.	120	6,146
Industrial Bank of Korea	490	6,497
KB Financial Group, Inc.	600	29,519
Kia Motors Corp.	300	9,448
Korea Electric Power Corp.	630	24,074
Korea Investment Holdings Co., Ltd.	130	7,592
Korea Zinc Co., Ltd.	30	13,737
KT Corp.	360	9,964
KT&G Corp.	180	18,300
Kwangju Bank Co., Ltd.	45	507
LG Chem, Ltd.	90	30,328
LG Corp.	160	11,944
LG Display Co., Ltd.	330	9,156
LG Electronics, Inc.	200	14,498
LG Household & Health Care, Ltd.	20	17,037
Lotte Chemical Corp.	30	10,662
Lotte Shopping Co., Ltd.	30	6,846
Macquarie Korea Infrastructure Fund	930	7,010
Naver Corp.	30	20,122
OCI Co., Ltd.	40	3,500
POSCO	145	44,071
S-Oil Corp.	90	10,048
Samsung C&T Corp.	59	6,772
Samsung Electro-Mechanics Co., Ltd.	100	9,002
Samsung Electronics Co., Ltd.	105	216,144
Samsung Fire & Marine Insurance Co., Ltd.	60	14,739
Samsung Heavy Industries Co., Ltd.(1)	230	2,190
Samsung Life Insurance Co., Ltd.	230	23,581
Samsung SDI Co., Ltd.	94	16,425
Samsung Securities Co., Ltd.	150	4,870
Shinhan Financial Group Co., Ltd.	710	32,739
SK Holdings Co., Ltd.	29	6,893
SK Hynix, Inc.	550	33,577

14	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
SK Innovation Co., Ltd.	100	$16,777
SK Telecom Co., Ltd.	100	22,578
Woori Bank	595	9,821

		$898,461

Taiwan — 6.7%
Advanced Semiconductor Engineering, Inc.	12,374	$14,978
Asia Cement Corp.	7,140	6,482
Asustek Computer, Inc.	1,000	8,297
AU Optronics Corp.	25,000	10,292
Catcher Technology Co., Ltd.	2,000	25,581
Cathay Financial Holding Co., Ltd.	11,210	18,352
Chailease Holding Co., Ltd.	2,288	6,238
Chang Hwa Commercial Bank, Ltd.	10,931	5,982
Cheng Shin Rubber Industry Co., Ltd.	6,000	12,089
China Development Financial Holding Corp.	23,000	7,194
China Life Insurance Co., Ltd.	7,172	7,936
China Steel Corp.	24,480	20,549
Chunghwa Telecom Co., Ltd.	10,000	34,780
Compal Electronics, Inc.	13,000	9,358
CTBC Financial Holding Co., Ltd.	24,211	15,710
Delta Electronics, Inc.	3,157	17,368
E.Sun Financial Holding Co., Ltd.	14,553	8,984
Far Eastern New Century Corp.	9,363	7,506
Far EasTone Telecommunications Co., Ltd.	6,000	14,553
First Financial Holding Co., Ltd.	13,360	8,690
Formosa Chemicals & Fibre Corp.	7,000	22,046
Formosa Petrochemical Corp.	4,000	14,151
Formosa Plastics Corp.	9,000	28,057
Fubon Financial Holding Co., Ltd.	10,000	16,112
Giant Manufacturing Co., Ltd.	2,000	10,126
Hon Hai Precision Industry Co., Ltd.	16,816	65,667
Hotai Motor Co., Ltd.	1,000	11,807
HTC Corp.(1)	2,000	4,566
Hua Nan Financial Holdings Co., Ltd.	13,416	7,502
Innolux Corp.	22,577	11,039
Inventec Corp.	10,000	7,957
Kenda Rubber Industrial Co., Ltd.	3,437	4,919
Lite-On Technology Corp.	6,090	9,029
MediaTek, Inc.	2,000	17,985
Mega Financial Holding Co., Ltd.	12,839	10,331
Merida Industry Co., Ltd.	2,100	9,243
Nan Ya Plastics Corp.	11,000	27,825
Pou Chen Corp.	11,000	14,297
President Chain Store Corp.	2,000	16,759
Quanta Computer, Inc.	6,000	13,692

Security	Shares	Value

Taiwan (continued)
Ruentex Industries, Ltd.	2,190	$3,534
Shin Kong Financial Holding Co., Ltd.	16,458	4,792
Siliconware Precision Industries Co., Ltd.	8,000	12,681
SinoPac Financial Holdings Co., Ltd.	16,692	5,368
Taishin Financial Holding Co., Ltd.	15,467	6,878
Taiwan Cement Corp.	8,000	9,256
Taiwan Cooperative Financial Holding Co., Ltd.	13,662	7,207
Taiwan Fertilizer Co., Ltd.	2,000	2,671
Taiwan Mobile Co., Ltd.	5,000	17,898
Taiwan Semiconductor Manufacturing Co., Ltd.	12,000	86,370
Uni-President Enterprises Corp.	14,331	30,536
United Microelectronics Corp.	26,000	12,996
Yuanta Financial Holding Co., Ltd.	15,778	6,869
Yulon Motor Co., Ltd.	6,000	5,175

		$796,260

Thailand — 3.3%
Advanced Info Service PCL(5)	4,200	$23,747
Airports of Thailand PCL(5)	17,000	27,958
Bangkok Bank PCL(5)	1,500	8,342
Bangkok Dusit Medical Services PCL(5)	17,000	10,705
Bank of Ayudhya PCL NVDR	8,000	9,274
BEC World PCL(5)	4,700	2,450
Berli Jucker PCL(5)	12,000	17,820
BTS Group Holdings PCL(5)	25,200	6,571
Central Pattana PCL(5)	5,500	11,935
Charoen Pokphand Foods PCL(5)	13,800	11,337
CP ALL PCL(5)	16,300	30,463
Delta Electronics (Thailand) PCL(5)	4,800	12,869
Electricity Generating PCL(5)	800	5,641
Glow Energy PCL(5)	2,000	5,167
Hana Microelectronics PCL(5)	8,200	10,810
Home Product Center PCL(5)	25,601	7,721
Indorama Ventures PCL(5)	9,600	11,288
Intouch Holdings PCL(5)	5,300	9,064
IRPC PCL(5)	63,400	11,374
Kasikornbank PCL(5)	1,300	7,885
Krung Thai Bank PCL(5)	13,500	7,611
Minor International PCL(5)	10,010	11,983
PTT Exploration & Production PCL(5)	4,320	11,404
PTT Global Chemical PCL(5)	4,720	10,890
PTT PCL(5)	2,600	31,276
Siam Cement PCL(5)	900	13,562
Siam Commercial Bank PCL(5)	1,780	8,082
Sino-Thai Engineering & Construction PCL(5)	8,600	6,745
Thai Beverage PCL(5)	40,000	27,462

15	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Thailand (continued)
Thai Oil PCL(5)	2,500	$7,101
TMB Bank PCL(5)	91,700	6,522
Total Access Communication PCL NVDR	2,800	4,627
True Corp. PCL(1)(5)	47,094	7,949

		$397,635

Turkey — 4.3%
Akbank Turk AS	5,450	$16,346
AKIS Gayrimenkul Yatirimi AS	8,650	8,094
Aksa Enerji Uretim AS(1)	5,741	6,173
Anadolu Efes Biracilik ve Malt Sanayii AS	1,210	7,433
Arcelik AS	3,691	25,679
Aygaz AS	2,227	10,104
BIM Birlesik Magazalar AS	1,535	34,028
Coca-Cola Icecek AS	510	5,934
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	41,477	35,354
Enka Insaat ve Sanayi AS	2,500	3,877
Eregli Demir ve Celik Fabrikalari TAS	17,580	41,883
Ford Otomotiv Sanayi AS	944	13,004
Haci Omer Sabanci Holding AS	4,000	12,295
Is Gayrimenkul Yatirim Ortakligi AS	14,555	5,990
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	14,403	9,943
KOC Holding AS	2,420	12,652
Koza Altin Isletmeleri AS(1)	500	4,655
Petkim Petrokimya Holding AS	6,975	12,621
TAV Havalimanlari Holding AS	1,100	6,766
Tekfen Holding AS	2,900	10,767
Tofas Turk Otomobil Fabrikasi AS	1,748	16,014
Tupras-Turkiye Petrol Rafinerileri AS	2,020	68,688
Turk Hava Yollari AO(1)	2,870	8,126
Turk Sise ve Cam Fabrikalari AS	4,023	5,180
Turk Telekomunikasyon AS(1)	6,720	13,993
Turk Traktor ve Ziraat Makineleri AS	180	4,326
Turkcell Iletisim Hizmetleri AS	11,482	43,971
Turkiye Garanti Bankasi AS	6,150	19,162
Turkiye Halk Bankasi AS	1,700	7,310
Turkiye Is Bankasi, Class B	3,980	8,648
Turkiye Vakiflar Bankasi TAO, Class D	5,920	12,369
Ulker Biskuvi Sanayi AS	1,532	9,163
Yapi ve Kredi Bankasi AS(1)	3,250	4,582
Yazicilar Holding AS	700	4,575

		$509,705

United Arab Emirates — 1.5%
Air Arabia PJSC	28,550	$8,705
Arabtec Holding PJSC(1)	4,568	3,985

Security	Shares	Value

United Arab Emirates (continued)
DP World, Ltd.	1,500	$34,334
Emaar Properties PJSC	15,477	35,983
Emirates Telecommunications Group Co. PJSC	6,320	31,025
First Abu Dhabi Bank PJSC	20,742	58,763

		$172,795

Total Common Stocks (identified cost $11,177,749)		$11,828,904

Rights — 0.0%

Security	Shares	Value
Macquarie Korea Infrastructure Fund, Expires 9/15/17(1)	9	$0

Total Rights (identified cost $0)		$0

Warrants — 0.0%(6)

Security	Shares	Value
Minor International PCL, Expires 11/3/17, Strike THB 36.36 (1)	455	$46

Total Warrants (identified cost $0)		$46

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.32%(7)	8,909	$8,911

Total Short-Term Investments (identified cost $8,911)		$8,911

Total Investments — 99.6% (identified cost $11,186,660)		$11,837,861

Other Assets, Less Liabilities — 0.4%		$47,982

Net Assets — 100.0%		$11,885,843

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2017, the aggregate value of these securities is $173,603 or 1.5% of the Fund’s net assets.

16	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2017

Portfolio of Investments — continued

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At August 31, 2017, the aggregate value of these securities is $347,478 or 2.9% of the Fund’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Amount is less than 0.05%.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2017.

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

THB	–	Thai Baht

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	19.0%	$2,257,382
Hong Kong Dollar	11.2	1,327,612
South Korean Won	7.6	898,461
New Taiwan Dollar	6.7	796,260
South African Rand	6.6	790,270
Brazilian Real	5.8	686,129
Mexican Peso	4.8	566,671
New Turkish Lira	4.3	509,705
Polish Zloty	3.8	452,482
Indonesian Rupiah	3.3	395,777
Malaysian Ringgit	3.2	381,144
Philippine Peso	3.2	378,228
Thai Baht	3.1	370,219
Chilean Peso	2.2	259,427
Euro	1.9	221,338
Russian Ruble	1.6	190,910
Kuwaiti Dinar	1.6	187,628
Colombian Peso	1.3	158,538
Chinese Yuan Renminbi	1.3	151,494
Qatari Riyal	1.2	148,451
Pakistani Rupee	1.2	145,236
United Arab Emirates Dirham	1.2	138,461
Hungarian Forint	1.0	118,649
Other currency, less than 1% each	2.5	307,389

Total Investments	99.6%	$11,837,861

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.2%	$2,050,983
Materials	12.3	1,460,061
Information Technology	11.0	1,305,228
Consumer Discretionary	10.2	1,214,757
Energy	9.2	1,090,086
Consumer Staples	8.9	1,056,310
Industrials	8.7	1,030,643
Telecommunication Services	8.6	1,029,847
Utilities	5.5	654,541
Real Estate	4.7	555,352
Health Care	3.2	381,142
Short-Term Investments	0.1	8,911

Total Investments	99.6%	$11,837,861

17	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2017

Statement of Assets and Liabilities

Assets	August 31, 2017
Unaffiliated investments, at value (identified cost, $11,177,749)	$11,828,950
Affiliated investment, at value (identified cost, $8,911)	8,911
Cash	14
Foreign currency, at value (identified cost, $100,009)	100,830
Dividends receivable	21,062
Dividends receivable from affiliated investment	81
Receivable for Fund shares sold	252
Tax reclaims receivable	525
Receivable from affiliates	22,269
Total assets	$11,982,894

Liabilities
Payable to affiliates:
Investment adviser and administration fee	$7,419
Distribution and service fees	32
Accrued expenses	89,600
Total liabilities	$97,051
Net Assets	$11,885,843

Sources of Net Assets
Paid-in capital	$11,162,851
Accumulated net realized loss	(83,553)
Accumulated undistributed net investment income	154,385
Net unrealized appreciation	652,160
Total	$11,885,843

Investor Class Shares
Net Assets	$149,953
Shares Outstanding	14,365
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.44

Institutional Class Shares
Net Assets	$11,735,890
Shares Outstanding	1,122,386
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.46

18	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2017

Statement of Operations

Investment Income	Year Ended August 31, 2017
Dividends (net of foreign taxes, $35,183)	$278,239
Interest allocated from/dividends from affiliated investment	489
Total investment income	$278,728

Expenses
Investment adviser and administration fee	$78,164
Distribution and service fees
Investor Class	225
Trustees’ fees and expenses	1,085
Custodian fee	95,217
Transfer and dividend disbursing agent fees	905
Legal and accounting services	61,141
Printing and postage	7,568
Registration fees	41,465
Miscellaneous	29,235
Total expenses	$315,005
Deduct —
Allocation of expenses to affiliates	$221,005
Total expense reductions	$221,005

Net expenses	$94,000

Net investment income	$184,728

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,402)	$(78,832)
Investment transactions in/allocated from affiliated investment	21
Foreign currency transactions	974
Net realized loss	$(77,837)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $397 in accrued foreign capital gains taxes)	$1,968,879
Foreign currency	860
Net change in unrealized appreciation (depreciation)	$1,969,739

Net realized and unrealized gain	$1,891,902

Net increase in net assets from operations	$2,076,630

19	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2017

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$184,728	$172,107
Net realized loss	(77,837)	(126)
Net change in unrealized appreciation (depreciation)	1,969,739	784,624
Net increase in net assets from operations	$2,076,630	$956,605
Distributions to shareholders —
From net investment income
Investor Class	$(1,568)	$(610)
Institutional Class	(178,146)	(143,584)
From net realized gain
Investor Class	—	(396)
Institutional Class	—	(72,007)
Total distributions to shareholders	$(179,714)	$(216,597)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$123,211	$17,772
Institutional Class	32,211	423,686
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	1,568	1,006
Institutional Class	178,146	215,591
Cost of shares redeemed
Investor Class	(54,741)	(22,341)
Institutional Class	(47,856)	(108,382)
Net increase in net assets from Fund share transactions	$232,539	$527,332

Net increase in net assets	$2,129,455	$1,267,340

Net Assets
At beginning of year	$9,756,388	$8,489,048
At end of year	$11,885,843	$9,756,388

Accumulated undistributed net investment income included in net assets
At end of year	$154,385	$141,793

20	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2017

Financial Highlights

	Investor Class
	Year Ended August 31,			Period Ended August 31, 2014(1)
	2017	2016	2015
Net asset value — Beginning of period	$8.790	$8.130	$10.980	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.152	$0.134	$0.138	$0.184
Net realized and unrealized gain (loss)	1.647	0.696	(2.739)	0.809

Total income (loss) from operations	$1.799	$0.830	$(2.601)	$0.993

Less Distributions
From net investment income	$(0.149)	$(0.103)	$(0.160)	$(0.013)
From net realized gain	—	(0.067)	(0.089)	—

Total distributions	$(0.149)	$(0.170)	$(0.249)	$(0.013)

Net asset value — End of period	$10.440	$8.790	$8.130	$10.980

Total Return(3)(4)	20.89%	10.52%	(23.99)%	9.94	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$150	$60	$60	$97
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.15%	1.15%	1.15%	1.15	%(6)
Net investment income	1.63%	1.66%	1.43%	1.93	%(6)
Portfolio Turnover	10%	14%	5%	11	%(5)

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.12%, 2.14%, 1.89% and 2.59% of average daily net assets for the years ended August 31, 2017, 2016 and 2015 and the period ended August 31, 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

21	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2017

Financial Highlights — continued

	Institutional Class
	Year Ended August 31,			Period Ended August 31, 2014(1)
	2017	2016	2015
Net asset value — Beginning of period	$8.790	$8.150	$11.000	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.164	$0.157	$0.164	$0.167
Net realized and unrealized gain (loss)	1.667	0.683	(2.744)	0.851

Total income (loss) from operations	$1.831	$0.840	$(2.580)	$1.018

Less Distributions
From net investment income	$(0.161)	$(0.133)	$(0.181)	$(0.018)
From net realized gain	—	(0.067)	(0.089)	—

Total distributions	$(0.161)	$(0.200)	$(0.270)	$(0.018)

Net asset value — End of period	$10.460	$8.790	$8.150	$11.000

Total Return(3)(4)	21.29%	10.68%	(23.77)%	10.20	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,736	$9,697	$8,429	$11,010
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.90%	0.90%	0.90%	0.90	%(6)
Net investment income	1.77%	1.96%	1.70%	1.76	%(6)
Portfolio Turnover	10%	14%	5%	11	%(5)

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.12%, 2.14%, 1.89% and 2.59% of average daily net assets for the years ended August 31, 2017, 2016 and 2015 and the period ended August 31, 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

22	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Emerging Markets Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers Investor Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

23

Parametric Emerging Markets Core Fund

August 31, 2017

Notes to Financial Statements — continued

As of August 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2017 and August 31, 2016 was as follows:

	Year Ended August 31,
	2017	2016

Distributions declared from:
Ordinary income	$179,714	$144,514
Long-term capital gains	$—	$72,083

During the year ended August 31, 2017, accumulated net realized loss was increased by $7,578 and accumulated undistributed net investment income was increased by $7,578 due to differences between book and tax accounting, primarily for foreign currency gain (loss), foreign capital gains taxes, investments in passive foreign investment companies (PFICs), investments in partnerships and dividend redesignations. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of August 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$183,407
Deferred capital losses	$(82,947)
Net unrealized appreciation	$622,532

24

Parametric Emerging Markets Core Fund

August 31, 2017

Notes to Financial Statements — continued

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships and investments in PFICs.

At August 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $82,947 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2017, $82,947 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,216,288

Gross unrealized appreciation	$2,089,045
Gross unrealized depreciation	(1,467,472)

Net unrealized appreciation	$621,573

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended August 31, 2017, the investment adviser and administration fee amounted to $78,164 or 0.75% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.15% and 0.90% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after December 31, 2017. Pursuant to this agreement, EVM and Parametric were allocated $221,005 in total of the Fund’s operating expenses for the year ended August 31, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2017, EVM earned $145 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2017 amounted to $225 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,189,646 and $1,010,209, respectively, for the year ended August 31, 2017.

25

Parametric Emerging Markets Core Fund

August 31, 2017

Notes to Financial Statements — continued

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended August 31,
Investor Class	2017	2016

Sales	13,427	2,180
Issued to shareholders electing to receive payments of distributions in Fund shares	188	132
Redemptions	(6,063)	(2,863)

Net increase (decrease)	7,552	(551)

	Year Ended August 31,
Institutional Class	2017	2016

Sales	3,567	53,959
Issued to shareholders electing to receive payments of distributions in Fund shares	21,309	28,256
Redemptions	(5,290)	(14,287)

Net increase	19,586	67,928

At August 31, 2017, EVM owned 94.8% of the value of the outstanding shares of the Fund.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Pursuant to an amendment dated August 16, 2017 to the line of credit agreement, the expiration date was extended to October 31, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2017.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

26

Parametric Emerging Markets Core Fund

August 31, 2017

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$672,591	$5,112,363		$12,359	$5,797,313
Emerging Europe	101,519	2,038,503		—	2,140,022
Latin America	2,483,465	—		—	2,483,465
Middle East/Africa	—	1,408,104		0	1,408,104

Total Common Stocks	$3,257,575	$8,558,970	**	$12,359	$11,828,904
Rights	$—	$0		$—	$0
Warrants	46	—		—	46
Short-Term Investments	—	8,911		—	8,911

Total Investments	$3,257,621	$8,567,881		$12,359	$11,837,861

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended August 31, 2017 is not presented. At August 31, 2017, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

10  Plan of Liquidation and Termination

On October 17, 2017, the Fund’s Trustees approved a Plan of Liquidation and Termination for the Fund. On November 30, 2017, the Fund expects to discontinue sales of its shares to new investors, with limited exceptions. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about December 15, 2017.

27

Parametric Emerging Markets Core Fund

August 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Emerging Markets Core Fund:

We have audited the accompanying statement of assets and liabilities of Parametric Emerging Markets Core Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of August 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Emerging Markets Core Fund as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 10 to the financial statements, on October 17, 2017, the Fund’s Trustees approved the liquidation of the Fund. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about December 15, 2017.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 20, 2017

28

Parametric Emerging Markets Core Fund

August 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  For the fiscal year ended August 31, 2017, the Fund designates approximately $192,517, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended August 31, 2017, the Fund paid foreign taxes of $35,143 and recognized foreign source income of $313,422.

29

Parametric Emerging Markets Core Fund

August 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Parametric Emerging Markets Core Fund

August 31, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Emerging Markets Core Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. In particular, the Board considered the experience of the Sub-adviser’s investment professionals in employing a top-down, disciplined and systematic investment processes that emphasizes broad exposure and diversification among emerging market countries, economic sectors and issuers. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

31

Parametric Emerging Markets Core Fund

August 31, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2016 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

32

Parametric Emerging Markets Core Fund

August 31, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

33

Parametric Emerging Markets Core Fund

August 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

34

Parametric Emerging Markets Core Fund

August 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

35

Parametric Emerging Markets Core Fund

August 31, 2017

Management and Organization — continued

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).
Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.
Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

16103    8.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Parametric Emerging Markets Core Fund (the “Fund(s)”) is a series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 34 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a) –(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended August 31, 2016 and August 31, 2017 by D&T, for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Parametric Emerging Markets Core Fund

Fiscal Years Ended	8/31/16	8/31/17
Audit Fees	$48,950	$48,950
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,259	$12,420
All Other Fees(3)	$0	$0

Total	$61,209	$61,370

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31, February 28/29, August 31, September 30, October 31, or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/15	10/31/15	12/31/15	1/31/16	2/29/16	8/31/16	9/30/16	10/31/16	12/31/16	1/31/17	2/28/17	8/31/17
Audit Fees	$106,700	$581,560	$105,020	$136,480	$22,650	$48,950	$97,730	$570,575	$105,320	$114,580	$25,850	$48,950
Audit-Related Fees(1)	$2,550	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$34,621	$338,673	$51,252	$49,348	$9,648	$12,259	$25,000	$360,983	$61,414	$36,811	$9,744	$12,420
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$143,871	$920,233	$156,272	$185,828	$32,298	$61,209	$122,730	$931,558	$166,734	$151,391	$35,594	$61,370

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/15	10/31/15	12/31/15	1/31/16	2/29/16	8/31/16	9/30/16	10/31/16	12/31/16	1/31/17	2/28/17	8/31/17
Registrant(1)	$37,171	$338,673	$51,252	$49,348	$9,648	$12,259	$25,000	$360,983	$61,414	$36,811	$9,744	$12,420
Eaton Vance(2)	$46,000	$46,000	$56,434	$56,434	$56,434	$56,434	$56,434	$56,434	$46,000	$46,000	$46,000	$148,018

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017